Expense Example, No Redemption - ClearBridge International Growth Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 681
Expense Example, No Redemption, 3 Years	905
Expense Example, No Redemption, 5 Years	1,147
Expense Example, No Redemption, 10 Years	1,839
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	186
Expense Example, No Redemption, 3 Years	576
Expense Example, No Redemption, 5 Years	991
Expense Example, No Redemption, 10 Years	2,148
Class FI
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	115
Expense Example, No Redemption, 3 Years	359
Expense Example, No Redemption, 5 Years	622
Expense Example, No Redemption, 10 Years	1,374
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	450
Expense Example, No Redemption, 5 Years	780
Expense Example, No Redemption, 10 Years	1,713
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,003
Class IS
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	231
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	896
Class A2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	692
Expense Example, No Redemption, 3 Years	940
Expense Example, No Redemption, 5 Years	1,207
Expense Example, No Redemption, 10 Years	$ 1,968